Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Asset as at the End of the Reporting Period (Parentheticals) (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Deferred Tax Asset as at the End of the Reporting Period [Abstract]
Statutory tax rate	24.00%	24.00%